Summary of Significant Accounting Policies - Sales and Marketing Expenses (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Summary of Significant Accounting Policies
Advertising expenses	$ 310,602,100	$ 86,189,395